SIGNIFICANT ACCOUNTING POLICIES (Schedule of Computation of Basic and Diluted Losses Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss applicable to shareholders of ordinary shares	$ (4,053)	$ (1,279)	$ (828)
Interest accrued on convertible preferred shares		(1,130)	(1,046)
Total loss attributed to ordinary shares	$ (4,053)	$ (2,409)	$ (1,874)
Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	3,243,943	576,556	576,556
Net loss per share of ordinary share, basic and diluted (in Dollars per share)	$ (1.25)	$ (4.17)	$ (3.24)